FINANCIAL INSTRUMENTS (Details 3) - Currency risk [member]	Dec. 31, 2024
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Exchange rate	6.1923
United States of America, Dollars | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	5.7779
United States of America, Dollars | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	6.2560
United States of America, Dollars | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	5.0799
Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Exchange rate	6.4363
Euro Member Countries, Euro | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	6.0656
Euro Member Countries, Euro | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	6.4654
Euro Member Countries, Euro | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	5.3780
USD x EUR [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	1.0394
USD x EUR [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	1.0498
USD x EUR [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	1.0471
USD x EUR [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	0.8606